UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: 1
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management LLC
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    11/26/2007
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            79
                                         ------------
Form 13F Information Table Value Total:  $265,468,507
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Co Com                      COM              88579Y101  6059305   64750          Sole             Sole      0    0
Abbott Laboratories            COM              2824100     671162   12517          Sole             Sole      0    0
Alnylam                        COM              02043Q107  1006039   30700          Sole             Sole      0    0
Alsius Corp                    COM              21211107    998570  163700          Sole             Sole      0    0
Altria Group Inc               COM              02209S103   207895    2990          Sole             Sole      0    0
American Express Co N Y Com    COM              25816109   4696108   79099          Sole             Sole      0    0
American International Group   COM              26874107   1444666   21355          Sole             Sole      0    0
Apache Corp                    COM              037411105   270180    3000          Sole             Sole      0    0
Applied Materials Inc.         COM              38222105    393300   19000          Sole             Sole      0    0
Arch Coal Inc                  COM              039380100  4429994  131298          Sole             Sole      0    0
Bank of America Corp           COM              60505104  49774187  990137          Sole             Sole      0    0
Boston Scientific              COM              101137107   283185   20300          Sole             Sole      0    0
BP PLC Spons ADR               COM              55622104   1094204   15778          Sole             Sole      0    0
Bruker BioSciences             COM              116794108  4747802  539523          Sole             Sole      0    0
Calamos Asset Mgmt             COM              12811R104  3139995  111229          Sole             Sole      0    0
Caliper Life Sciences Inc Com  COM              130872104   236649   41300          Sole             Sole      0    0
Cambridge Heart Inc            COM              131910101   227500   65000          Sole             Sole      0    0
Cameron Intl Corp              COM              13342B105  3333515   36120          Sole             Sole      0    0
Cerner Corp                    COM              156782104  2931886   49020          Sole             Sole      0    0
Chevron Corporation            COM              166764100  3904626   41725          Sole             Sole      0    0
Cisco Systems                  COM              17275R102  4192481  126622          Sole             Sole      0    0
CitiGroup                      COM              172967101   721435  154584          Sole             Sole      0    0
Coca-Cola                      COM              191216100  1437094   25006          Sole             Sole      0    0
ConocoPhillips                 COM              20825c104  1433284   16330          Sole             Sole      0    0
CVS Caremark Corp              COM              126650100  5472943  138101          Sole             Sole      0    0
Cyberonics Inc.                COM              23251P102  1012393   72625          Sole             Sole      0    0
Dow Chem Co                    COM              260543103  2442579   56725          Sole             Sole      0    0
Emerson Electric Co            COM              291011104   230868    4338          Sole             Sole      0    0
Enterprise Products Partners   COM              293792107   272250    9000          Sole             Sole      0    0
Exxon Mobil Corp Com           COM              30231G102  9209010   99492          Sole             Sole      0    0
Franklin Electric Co Inc       COM              353514102  1489415   36230          Sole             Sole      0    0
Franklin Resources Inc         COM              354613101  4116593   32287          Sole             Sole      0    0
Genentech                      COM              368710406   223917    2870          Sole             Sole      0    0
General Electric               COM              369604103  8304659  200596          Sole             Sole      0    0
Goldcorp Inc                   COM              380956409   433004   14150          Sole             Sole      0    0
Goldman Sachs Group            COM              38141g104  6490713  244543          Sole             Sole      0    0
Google                         COM              38259P508  3933450    6934          Sole             Sole      0    0
Halliburton Co Del             COM              406216101  4583232  119355          Sole             Sole      0    0
Hershey Foods Corp.            COM              427866108  3594222   77445          Sole             Sole      0    0
Ico Inc New Com                COM              449293109   450560   32000          Sole             Sole      0    0
Intuit Incorporated            COM              461202103  3518345  116117          Sole             Sole      0    0
Isis Pharmaceuticals           COM              464330109  7174597  479265          Sole             Sole      0    0
J P Morgan Chase & Co.         COM              46625H100  3758648   82031          Sole             Sole      0    0
JDS Uniphase                   COM              46612j507  3613034  241513          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  2302507   35046          Sole             Sole      0    0
Joy Global Inc                 COM              481165108  5253329  103290          Sole             Sole      0    0
Kroger Company                 COM              501044101   285200   10000          Sole             Sole      0    0
L-1 Identity Solutions Inc.    COM              50212A106  2412480  127983          Sole             Sole      0    0
Lamar Advertising              COM              512815101  3347344   68355          Sole             Sole      0    0
Lexicon Pharmaceuticals Inc    COM              528872104   188916   54600          Sole             Sole      0    0
Marathon Oil Corp              COM              565849106   769770   13500          Sole             Sole      0    0
Medtronic Inc                  COM              585055106  4352032   77150          Sole             Sole      0    0
Merck & Co Inc                 COM              589331107   287448    5561          Sole             Sole      0    0
Merrill Lynch & Co             COM              590188108  5370424   75343          Sole             Sole      0    0
Metabolix Inc Com              COM              591018809  1499632   61815          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  4410221  149702          Sole             Sole      0    0
Morgan Stanley                 COM              617446448  6644405  105517          Sole             Sole      0    0
Nokia Corp                     COM              654902204  4583537  120842          Sole             Sole      0    0
Northrop Grumman Corp          COM              666807102  2064660   26470          Sole             Sole      0    0
Northstar                      COM              66704V101  1517146  135945          Sole             Sole      0    0
Novartis A G Spon Adr          COM              66987V109  4532991   82478          Sole             Sole      0    0
Pepsico Inc                    COM              713448108   730695    9974          Sole             Sole      0    0
Pfizer Inc                     COM              717081103  1121655   45913          Sole             Sole      0    0
Procter & Gamble               COM              742718109  5899134   83866          Sole             Sole      0    0
Qualcomm Inc.                  COM              747525103  3774114   89307          Sole             Sole      0    0
Saint Jude Medical             COM              790849103  1512350   34317          Sole             Sole      0    0
Schlumberger Ltd               COM              806857108  6434610   61282          Sole             Sole      0    0
Sequenom Inc                   COM              817337405   400483   55700          Sole             Sole      0    0
Southern Company               COM              842587107   374918   10334          Sole             Sole      0    0
Symantec Corp                  COM              871503108  3634041  187515          Sole             Sole      0    0
Texas Instruments Inc.         COM              882508104  4698705  128415          Sole             Sole      0    0
Tractor Supply Co              COM              892356106  4183221   90762          Sole             Sole      0    0
Under Armour Inc.              COM              904311107  1484613   24818          Sole             Sole      0    0
United Technologies Corp       COM              913017109   386143    4798          Sole             Sole      0    0
Wal Mart Stores Inc            COM              931142103   761736   17451          Sole             Sole      0    0
Waters Corp.                   COM              941848103  2154958   32202          Sole             Sole      0    0
Wells Fargo                    COM              949746101   239580    6726          Sole             Sole      0    0
Wrigley Wm JR Co               COM              982526105  5445419   84780          Sole             Sole      0    0
Xilinx                         COM              983919101  4450596  170260          Sole             Sole      0    0